UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES A. MITAROTONDA
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James A. Mitarotonda  New York, New York   November 13, 2007
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $362,746 (in thousands)


*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC, and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                           Title Of            Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer              Class     CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
AnnTaylor Stores Corp      Common   036115103   7,737   244,300 SH        DEFINED              244,300
Barnes & Noble Inc         Common   067774109     559    15,867 SH        DEFINED               15,867
ConocoPhillips             Common   20825C104     851     9,700 SH        DEFINED                9,700
Consolidated Tomoka LD Co. Common   210226106  27,026   402,110 SH        DEFINED              402,110
Convergys Corp             Common   212485106  34,072 1,962,663 SH        DEFINED            1,962,663
Convergys Corp             Common   212485106       8    50,000 SH  Put   DEFINED               50,000
Dillards Inc               Cl A     254067101      29   144,000 SH  Call  DEFINED              144,000
Dillards Inc               Cl A     254067101  58,322 2,671,655 SH        DEFINED            2,671,655
Fisher Communication Inc   Common   337756209   8,212   164,677 SH        DEFINED              164,677
Griffon Corp               Common   398433102  23,928 1,584,651 SH        DEFINED            1,584,651
Kraft Foods Inc            Cl A     50075N104     568    16,467 SH        DEFINED               16,467
Lancaster Colony Corp      Common   513847103  60,233 1,578,020 SH        DEFINED            1,578,020
Macys Inc                  Common   55616P104     523    16,180 SH        DEFINED               16,180
Motorola, Inc              Common   620076109     725    39,100 SH        DEFINED               39,100
Pep Boys Manny Moe & Jack  Common   713278109  68,032 4,849,019 SH        DEFINED            4,849,019
Plum Creek Timber Co Inc   Common   729251108  11,190   250,000 SH        DEFINED              250,000
Schulman A Inc             Common   808194104  46,710 2,367,454 SH        DEFINED            2,367,454
Syms Corp                  Common   871551107  13,070   870,744 SH        DEFINED              870,744
Target Corp                Common   87612E106     591     9,300 SH        DEFINED                9,300
Warnaco Group, Inc         Common   934390402     360     9,224 SH        DEFINED                9,224
                                              362,746